REVENUES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 12,829	$ 16,924	$ 29,415	$ 32,132
Private Equity
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7,247	$ 10,738	$ 17,339	$ 19,882